Regulatory Matters, Commitments, Contingencies And Environmental Liabilities Regulatory Matters, Commitments, Contingencies And Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Matters, Commitments, Contingencies And Environmental Liabilities [Abstract]
Schedule of Rent Expense [Table Text Block]
We have certain non-cancelable leases for property and equipment, which require fixed monthly rental payments and expire at various dates through 2034. The table below reflects rental expense under these operating leases included in operating expenses in the accompanying statements of operations, which include contingent rentals, and rental expense recovered through related sublease rental income:

	Years Ended December 31,
	2016	2015	2014
Rental expense(1)	$129	$205	$98
Less: Sublease rental income	(30)	(16)	(26)
Rental expense, net	$99	$189	$72

(1)	Includes contingent rentals totaling $23 million, $26 million and $24 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Environmental Exit Costs by Cost [Table Text Block]

	December 31,
	2016	2015
Current	$37	$42
Non-current	348	326
Total environmental liabilities	$385	$368

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease commitments for such leases are:

Years Ending December 31:
2017	$82
2018	67
2019	55
2020	52
2021	53
Thereafter	219
Future minimum lease commitments	528
Less: Sublease rental income	(79)
Net future minimum lease commitments	$449